Note 11 - Deposits - Schedule of Deposits (Details) - CAD ($) $ in Thousands	Oct. 31, 2023	Oct. 31, 2022
Statement Line Items [Line Items]
Deposits (note 11)	$ 3,533,366	$ 2,657,540
Total deposits, accrued interest	$ 62,164
Average effective interest rate	4.18%	2.74%
Floating interest rate [member]
Statement Line Items [Line Items]
Deposits (note 11)	$ 555,353
Average effective interest rate	3.94%
Fixed interest rate [member] | Not later than three months [member]
Statement Line Items [Line Items]
Deposits (note 11)	$ 403,000
Average effective interest rate	3.93%
Fixed interest rate [member] | Later than three months and not later than one year [member]
Statement Line Items [Line Items]
Deposits (note 11)	$ 1,461,075
Average effective interest rate	4.66%
Fixed interest rate [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Deposits (note 11)	$ 433,205
Average effective interest rate	3.71%
Fixed interest rate [member] | Later than two years and not later than five years [member]
Statement Line Items [Line Items]
Deposits (note 11)	$ 618,569
Average effective interest rate	4.17%
Fixed interest rate [member] | Later than five years [member]
Statement Line Items [Line Items]
Deposits (note 11)	$ 0